PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Provisions [Abstract]
Schedule of Provisions
	December 31, 2024 US$’000	December 31, 2023 US$’000

Product warranty provision	50	50
Legal & regulatory provision	735	-
Disposal-related warranty settlement provision	150	-
Restructuring provision	1,594	-
	2,529	50

Current	2,454	50
Non-current	75	-